Operating Segments and Geographic Information - Schedule of Long-lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets, net	$ 35,864	$ 34,209
United States, country of domicile
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets, net	22,953	20,986
Switzerland
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets, net	4,878	3,941
All other international
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets, net	$ 8,033	$ 9,282